Deconsolidation of VIDA and ICinit (Details)	1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 01, 2021 CNY (¥)	Oct. 01, 2021 USD ($)	Oct. 01, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Deconsolidation of VIDA and ICinit (Details) [Line Items]
Noncontrolling interest	49.00%	49.00%	49.00%
Proceeds from related party						¥ 27,589,530	$ 4,327,294
Income				¥ 721,439	$ 113,154
ICinit [Member]
Deconsolidation of VIDA and ICinit (Details) [Line Items]
Issued share capital percentage	2.00%	2.00%	2.00%
Consideration amount	¥ 41,000	$ 6,000	$ 50,000
Retained interest amounted				¥ 410,337		¥ 410,337		$ 63,603